Schedule V - Valuation and Qualifying Accounts	12 Months Ended
Dec. 31, 2018
SEC Schedule, 12-09, Valuation and Qualifying Accounts [Abstract]
Schedule V-Valuation and Qualifying Accounts
Schedule V — Valuation and Qualifying Accounts

		Additions
	Balance at Beginning of Year	Charged to Costs and Expenses	Charged to Other Accounts	Deductions	Balance at End of Year
	(in millions)
2018:
Valuation allowance for mortgage loans on real estate	$0.4	$(0.4)	$—	$—	$—
Valuation allowance for uncollectible agents balances	—	—	—	—	—
Valuation allowance for uncollectible accounts	—	—	—	—	—
Valuation allowance for reinsurance recoverables	—	—	—	—	—
Total	$0.4	$(0.4)	$—	$—	$—
2017:
Valuation allowance for mortgage loans on real estate	$1.7	$(1.3)	$—	$—	$0.4
Valuation allowance for uncollectible agents balances	4.3	(4.3)	—	—	—
Valuation allowance for uncollectible accounts	1.0	(1.0)	—	—	—
Valuation allowance for reinsurance recoverables	0.1	(0.1)	—	—	—
Total	$7.1	$(6.7)	$—	$—	$0.4
2016:
Valuation allowance for mortgage loans on real estate	$1.1	$0.6	$—	$—	$1.7
Valuation allowance for uncollectible agents balances	4.3	—	—	—	$4.3
Valuation allowance for uncollectible accounts	—	1.0	—	—	$1.0
Valuation allowance for reinsurance recoverables	—	0.1	—	—	$0.1
Total	$5.4	$1.7	$—	$—	$7.1